Fair Value Measurements (Details 2) - Stock-based performance units ("PSUs"), - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.40%	1.80%
Derived service period	5 years	5 years
Expected volatility	60.00%	60.00%
Annual dividend yield	0.00%	0.00%
Fair value of common stock	$ 25.79	$ 7.62